Quarterly Financial Data Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Data (unaudited)

(Millions, except per share and common stock data)	First	Second	Third	Fourth
2013
Total revenue	$9,538.9	$11,537.4	$13,035.6	$13,182.7

Income before income taxes	$750.7	$847.7	$806.7	$535.4
Income taxes	(259.8)	(314.5)	(287.7)	(166.6)
Net income including non-controlling interests	490.9	533.2	519.0	368.8
Less: Net income (loss) attributable to non-controlling interests	.8	(2.8)	.4	(.1)
Net income attributable to Aetna	$490.1	$536.0	$518.6	$368.9

Net income attributable to Aetna per share - basic (1)	$1.50	$1.50	$1.40	$1.01
Net income attributable to Aetna per share - diluted (1)	1.48	1.49	1.38	1.00

Dividends declared per share	$.20	$.20	$.20	$.225
Common stock prices, high	51.46	63.59	68.71	68.93
Common stock prices, low	44.38	52.38	61.54	60.75

2012
Total revenue	$8,917.0	$8,835.9	$8,917.3	$9,929.6

Income before income taxes	$784.9	$696.1	$774.7	$291.6
Income taxes	(273.3)	(238.1)	(275.1)	(101.0)
Net income including non-controlling interests	511.6	458.0	499.6	190.6
Less: Net income attributable to non-controlling interests	.6	.4	.4	.5
Net income attributable to Aetna	$511.0	$457.6	$499.2	$190.1

Net income attributable to Aetna per share - basic (1)	$1.46	$1.34	$1.49	$.57
Net income attributable to Aetna per share - diluted (1)	1.43	1.32	1.47	.56

Dividends declared per share	$.175	$.175	$.175	$.20
Common stock prices, high	50.16	50.23	40.29	46.99
Common stock prices, low	42.40	38.77	35.30	39.81

(1)	Calculation of net income attributable to Aetna per share is based on weighted average shares outstanding during each quarter and, accordingly, the sum may not equal the total for the year.